Note 7 - Licenses, Royalty Collaborative and Contractual Arrangements - Components of Revenues From Royalties, Collaborative and Contractual Agreements (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Royalty revenue		$ 0.1	$ 5.7	$ 9.1
Non-cash royalty revenue related to the sale of future royalties	0.1		3.2	0.2
Total revenue	0.1	0.1	8.9	9.3
Relenza [Member]
Royalty revenue		$ 0.1	$ 2.5	$ 4.8